Freight Tax and Other Tax Expense Freight Tax and Other Tax Expense (Notes)	6 Months Ended
Jun. 30, 2019
Other Liabilities Disclosure [Abstract]
Other Liabilities Disclosure [Text Block]
The following table reflects changes in uncertain tax positions relating to freight tax liabilities, which are recorded in other long-term liabilities on the Company's consolidated balance sheets:

	Six Months Ended June 30,
	2019 $	2018 $
Balance of unrecognized tax benefits as at January 1	32,059	26,054
Increases for positions related to the current year	1,686	1,467
Changes for positions taken in prior years	2,047	1,483
Decreases related to statute of limitations	—	(93)
Balance of unrecognized tax benefits as at June 30	35,792	28,911

The Company does not presently anticipate its uncertain tax positions will significantly increase in the next 12 months; however, this is dependent on the jurisdictions of the trading activity of its vessels. The Company reviews its freight tax obligations on a regular basis and may update its assessment of its tax positions based on available information at that time. Such information may include legal advice as to applicability of freight taxes in relevant jurisdictions. Freight tax regulations are subject to change and interpretation; therefore, the amounts recorded by the Company may change accordingly.